PROPERTY AND EQUIPMENT, NET	12 Months Ended
Dec. 31, 2011
PROPERTY AND EQUIPMENT, NET
4.	PROPERTY AND EQUIPMENT, NET

	December 31,
	2011	2010
Cost
Buildings	$2,439,117	$2,439,425
Furniture, fixtures and equipment	403,577	381,231
Plant and gaming machinery	147,084	131,104
Leasehold improvements	179,089	147,530
Motor vehicles	4,273	4,309

Sub-total	$3,173,140	$3,103,599
Less: accumulated depreciation	(730,313)	(481,040)

Sub-total	$2,442,827	$2,622,559
Construction in progress	212,602	49,336

Property and equipment, net	$2,655,429	$2,671,895

As of December 31, 2011 and 2010, construction in progress in relation to City of Dreams included interest paid or payable on loans from shareholders, the City of Dreams Project Facility and interest rate swap agreements, amortization of deferred financing costs and other direct incidental costs capitalized (representing insurance, salaries and wages and certain other professional charges incurred) which amounted to $7,551 and $7,820, respectively.

As of December 31, 2011, construction in progress in relation to Studio City included interest paid or payable on the RMB Bonds and other direct incidental costs capitalized (representing insurance, salaries and wages and certain other professional charges incurred) which amounted to $15,628.

During the years ended December 31, 2011, 2010 and 2009, additions to property and equipment amounted to $236,555, $119,660 and $828,736, respectively and disposals of property and equipment at carrying amount were $655, $207 and $5,279, respectively.